Capital disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Objectives, Policies and Processes for Managing Capital1 [Abstract]
Disclosure of key measurements used to monitor our capital position
Two key measurements used to monitor our capital position are total debt to total capital and net debt to total capital, calculated as follows:

	December 31,	December 31,
As at	2023	2022
Debt
Operating loans	$—	$—
Current and long-term lease obligation	39	37
Current and long-term debt	500	500
Derivative liabilities[1]	—	—
Open letters of credit[1]	43	61
Total debt	582	598
Shareholders’ equity	7,223	7,619
Total capital	$7,805	$8,217
Total debt to capital	7%	7%

Total debt	$582	$598
Cash and cash equivalents	(900)	(1,162)
Open letters of credit	(43)	(61)
Derivative liabilities	—	—
Cheques issued in excess of funds on deposit	—	—
Net debt	(361)	(625)
Shareholders’ equity	7,223	7,619
Total capital	$6,862	$6,994
Net debt to capital	(5%)	(9%)
1.Letters of credit facilities and the fair value of derivative liabilities are part of our bank covenants’ total debt calculation.